Summary of Significant Accounting Policies - Basis of Presentation and Plan Investments (Details) - LONG-TERM SAVINGS PLAN - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Trust Balances
Summary of Significant Accounting Policies
Total net assets	$ 702,297,483	$ 666,372,373
Trust Balances | Common/collective trust funds
Summary of Significant Accounting Policies
Total net assets	473,782,200	310,519,972
Trust Balances | Mutual funds
Summary of Significant Accounting Policies
Total net assets	84,669,014	141,302,167
Trust Balances | Non-interest bearing cash
Summary of Significant Accounting Policies
Total net assets		86,015,483
Trust Balances | Common stock
Summary of Significant Accounting Policies
Total net assets	70,228,611	51,125,863
Trust Balances | Pooled separate account
Summary of Significant Accounting Policies
Total net assets	54,870,075	66,187,003
Trust Balances | Self-directed brokerage account
Summary of Significant Accounting Policies
Total net assets	18,747,583	11,221,885
Plan's Interest in Trust Balances
Summary of Significant Accounting Policies
Total net assets	$ 323,573,707	$ 290,146,879
Plan's interest as a percentage of the Trust	46.00%	44.00%
Plan's Interest in Trust Balances | Common/collective trust funds
Summary of Significant Accounting Policies
Total net assets	$ 214,534,335	$ 139,495,641
Plan's Interest in Trust Balances | Mutual funds
Summary of Significant Accounting Policies
Total net assets	31,883,675	47,129,696
Plan's Interest in Trust Balances | Non-interest bearing cash
Summary of Significant Accounting Policies
Total net assets		34,565,092
Plan's Interest in Trust Balances | Common stock
Summary of Significant Accounting Policies
Total net assets	38,343,471	27,621,162
Plan's Interest in Trust Balances | Pooled separate account
Summary of Significant Accounting Policies
Total net assets	32,638,716	38,336,168
Plan's Interest in Trust Balances | Self-directed brokerage account
Summary of Significant Accounting Policies
Total net assets	$ 6,173,510	$ 2,999,120